Document and Entity Information	12 Months Ended
May 31, 2018
Document And Entity Information
Entity Registrant Name	I-AM CAPITAL ACQUISITION Co
Entity Central Index Key	0001708410
Document Type	S-1
Trading Symbol	IAMXU
Document Period End Date	May 31, 2018
Entity Filer Category	Smaller Reporting Company
Amendment Flag	false